Revenue (Tables)	12 Months Ended
Jun. 30, 2021
Revenue
Summary of reconciliation of the disaggregated revenue

	For the year ended June 30,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Major products / service lines
—Sales of lifestyle products
— Retail sales in self-operated stores	290,787	364,638	323,775
— Product sales to franchisees	4,957,273	4,584,288	5,506,365
— Sales to distributors	3,067,207	2,683,829	1,509,840
— Online sales	138,284	308,455	663,197
— Other sales channels	11,118	114,204	33,499
Sub-total	8,464,669	8,055,414	8,036,676
—License fees, sales-based royalties, and sales-based management and consultation service fees
— License fees	27,223	78,469	72,392
— Sales-based royalties	94,374	82,444	97,848
— Sales-based management and consultation service fees	491,005	426,731	488,138
Sub-total	612,602	587,644	658,378
—Others*	317,640	335,928	376,605
	9,394,911	8,978,986	9,071,659

Note:

*	Others mainly represented sales of fixtures to franchisees and distributors.

	For the year ended June 30,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Primary geographical markets
— the PRC	6,363,998	6,044,100	7,291,219
— Other Asian countries excluding the PRC	1,738,348	1,428,035	961,622
— America	1,049,334	1,221,058	584,630
— Europe	124,600	172,169	117,214
— Others	118,631	113,624	116,974
	9,394,911	8,978,986	9,071,659
Timing of revenue recognition
— Products transferred at a point of time	8,782,309	8,391,342	8,413,281
— Services transferred over time	612,602	587,644	658,378
Revenue from contracts with customers	9,394,911	8,978,986	9,071,659

Summary of receivables, contract liabilities from contracts with customers

		As at June 30,
		2020	2021
	Note	RMB’000	RMB’000
Receivables, which are included in ‘trade and other receivables’	22	286,692	315,001
Contract liabilities
—Current portion		(218,287)	(266,919)
—Non-current portion		(74,226)	(59,947)
Total contract liabilities		(292,513)	(326,866)

	As at June 30,
	2020	2021
	RMB’000	RMB’000
Contract liabilities are analyzed as follows:
Advance payments received from customers for purchase of goods	174,366	235,435
Deferred revenue related to license fees	118,147	91,431
	292,513	326,866

Summary of movements in contract liabilities

Contract
liabilities
RMB’000
Balance at July 1, 2019	321,546
Decrease in contract liabilities as a result of recognizing revenue during the year that was included in the contract liabilities at the beginning of the period	(243,873)
Increase in contract liabilities as a result of receiving advance payment for purchase of goods	174,366
Increase in contract liabilities as a result of receiving payment of license fees	40,474
Balance at June 30, 2020	292,513
Decrease in contract liabilities as a result of recognizing revenue during the year that was included in the contract liabilities at the beginning of the period	(218,287)
Increase in contract liabilities as a result of receiving advance payment for purchase of goods	235,435
Increase in contract liabilities as a result of receiving payment of license fees	17,205
Balance at June 30, 2021	326,866